Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
The Compensation Committee may grant equity-based awards to employees, officers, and directors as part of Exzeo’s overall incentive compensation program. These awards are made at the discretion of the Compensation Committee and are not granted on a predetermined schedule, financial results, or the timing of public disclosures.
Exzeo does not have a formal policy governing the timing of equity awards relative to the disclosure of nonpublic information; however, the Compensation Committee does not make grants in anticipation of such information, nor does it time the release of nonpublic information for the purpose of influencing the value of any award.
During 2025, no stock options or option-like awards were granted to any NEO.

Award Timing Method
The Compensation Committee may grant equity-based awards to employees, officers, and directors as part of Exzeo’s overall incentive compensation program. These awards are made at the discretion of the Compensation Committee and are not granted on a predetermined schedule, financial results, or the timing of public disclosures.
Exzeo does not have a formal policy governing the timing of equity awards relative to the disclosure of nonpublic information; however, the Compensation Committee does not make grants in anticipation of such information, nor does it time the release of nonpublic information for the purpose of influencing the value of any award.
During 2025, no stock options or option-like awards were granted to any NEO.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false